Capital Stock (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2014 Y	Sep. 30, 2013 Y
Capital Stock 1		25,000,000
Capital Stock 2		150,000,000
Capital Stock 3		222,222
Capital Stock 4		$ 3.60
Capital Stock 5		$ 800,000
Capital Stock 6		333,000
Capital Stock 7		92,500
Capital Stock 8		$ 3.60
Capital Stock 9		150,000
Capital Stock 10		$ 3.50
Capital Stock 11		525,000
Capital Stock 12		$ 5.00
Capital Stock 13		10,000
Capital Stock 14		$ 4.50
Capital Stock 15		45,000
Capital Stock 16		50,000
Capital Stock 17		$ 3.86
Capital Stock 18		193,000
Capital Stock 19		65,000
Capital Stock 20		65,000
Capital Stock 21		$ 5.24
Capital Stock 22		340,600
Capital Stock 23		25,000
Capital Stock 24		$ 5.07
Capital Stock 25		126,750
Capital Stock 26		142,698
Capital Stock 27		$ 4.25
Capital Stock 28		606,467
Capital Stock 29		$ 5.00
Capital Stock 30		25,000
Capital Stock 31		$ 2.63
Capital Stock 32		65,750
Capital Stock 33		25,000
Capital Stock 34		$ 2.50
Capital Stock 35		62,500
Capital Stock 36		89,148
Capital Stock 37		$ 2.25
Capital Stock 38		200,583
Capital Stock 39		$ 4.00
Capital Stock 40		10,800
Capital Stock 41		$ 2.25
Capital Stock 42		24,300
Capital Stock 43		$ 4.00
Capital Stock 44		2,500
Capital Stock 45		$ 2.00
Capital Stock 46		5,000
Capital Stock 47		75,000
Capital Stock 48		36,000
Capital Stock 49		$ 2.25
Capital Stock 50		81,000
Capital Stock 51		$ 4.00
Capital Stock 52		8,100
Capital Stock 53		29,227
Capital Stock 54		$ 2.25
Capital Stock 55		495,556
Capital Stock 56		$ 2.25
Capital Stock 57		1,115,000
Capital Stock 58		$ 2.25
Capital Stock 59		22,222
Capital Stock 60		$ 2.51
Capital Stock 61		500,000
Capital Stock 62		128,888
Capital Stock 63		$ 2.25
Capital Stock 64		289,998
Capital Stock 65		40,000
Capital Stock 66		$ 4.00
Capital Stock 67		88,888
Capital Stock 68		$ 2.25
Capital Stock 69		19,000
Capital Stock 70		266,666
Capital Stock 71		$ 2.25
Capital Stock 72		600,000
Capital Stock 73		$ 2.25
Capital Stock 74		300,000
Capital Stock 75		49,505
Capital Stock 76		$ 2.02
Capital Stock 77		92,499
Capital Stock 78		$ 2.60
Capital Stock 79		240,498
Capital Stock 80		$ 3.50
Capital Stock 81		9,825
Capital Stock 82		$ 2.85
Capital Stock 83		941,000
Capital Stock 84		$ 2.50
Capital Stock 85		2,352,500
Capital Stock 86		$ 3.50
Capital Stock 87		400,000
Capital Stock 88		1,000,000
Capital Stock 89		3.50
Capital Stock 90		1,444,000
Capital Stock 91		444,000
Capital Stock 92		3.50
Capital Stock 93		3.15
Capital Stock 94		68.45%
Capital Stock 95		1.5
Capital Stock 96		0.00%
Capital Stock 97		163,000
Capital Stock 98		$ 2.75
Capital Stock 99		448,250
Capital Stock 100		$ 3.75
Capital Stock 101		9,000
Capital Stock 102		$ 2.75
Capital Stock 103		$ 3.75
Capital Stock 104		510,638
Capital Stock 105		$ 2.35
Capital Stock 106		82,310
Capital Stock 107		$ 2.25
Capital Stock 108		$ 3.50
Capital Stock 109		245,748
Capital Stock 110		$ 2.25
Capital Stock 111		$ 3.00
Capital Stock 112		393,846
Capital Stock 113		$ 2.75
Capital Stock 114		1,083,075
Capital Stock 115		$ 4.50
Capital Stock 116		65,363
Capital Stock 117		3,636
Capital Stock 118		$ 2.75
Capital Stock 119		$ 4.50
Capital Stock 120		853,075
Capital Stock 121		2.50
Capital Stock 122		504,160
Capital Stock 123		$ 3.00
Capital Stock 124		3.00
Capital Stock 125		4.12
Capital Stock 126		78.33%
Capital Stock 127		2
Capital Stock 128		0.00%
Capital Stock 129		0.52%
Capital Stock 130		145,063
Capital Stock 131		$ 4.12
Capital Stock 132		398,922
Capital Stock 133		26,032
Capital Stock 134		198,738
Capital Stock 135		181,818
Capital Stock 136		$ 4.12
Capital Stock 137		500,000
Capital Stock 138		249,090
Capital Stock 139		29,851
Capital Stock 140		$ 3.35
Capital Stock 141		100,000
Capital Stock 142		$ 4.50
Capital Stock 143		2,985
Capital Stock 144		$ 3.35
Capital Stock 145		$ 4.50
Capital Stock 146		61,014
Capital Stock 147		$ 3.75
Capital Stock 148		228,800
Capital Stock 149		$ 5.25
Capital Stock 150		33,334
Capital Stock 151		$ 3.00
Capital Stock 152		100,000
Capital Stock 153		$ 4.00
Capital Stock 154		700,000
Capital Stock 155		$ 2.25
Capital Stock 156		1,575,000
Capital Stock 157		650,000
Capital Stock 158		975,000
Capital Stock 159		$ 2.00
Capital Stock 160		84,963
Capital Stock 161		975,000
Capital Stock 162		84,963
Capital Stock 163		2.00
Capital Stock 164		1.50
Capital Stock 165		69.00%
Capital Stock 166		1
Capital Stock 167		0.00%
Capital Stock 168		0.10%
Capital Stock 169		615,600
Capital Stock 170		$ 1.25
Capital Stock 171		769,500
Capital Stock 172		$ 2.00
Capital Stock 173		77,000
Capital Stock 174		8,000
Capital Stock 175		$ 2.00
Capital Stock 176		15,896
Capital Stock 177		15,896
Capital Stock 178		2.00
Capital Stock 179		1.74
Capital Stock 180		84.88%
Capital Stock 181		1
Capital Stock 182		0.15%
Capital Stock 183		0.00%
Capital Stock 184		270,000
Capital Stock 185		$ 1.25
Capital Stock 186		337,500
Capital Stock 187		$ 2.00
Capital Stock 188		33,750
Capital Stock 189		2,700,513
Capital Stock 190		1,297,889
Capital Stock 191		52,367
Capital Stock 192		$ 0.75
Capital Stock 193		75,000
Capital Stock 194		4,208,910
Capital Stock 195		549,000
Capital Stock 196		26,058
Capital Stock 197		1,108,506
Capital Stock 198		$ 0.75
Capital Stock 199		2,196,133
Capital Stock 200		$ 0.40
Capital Stock 201		878,453
Capital Stock 202		$ 0.75
Capital Stock 203		89,680
Capital Stock 204		43,923
Capital Stock 205		$ 0.75
Capital Stock 206		16,494
Capital Stock 207		6,448,966
Capital Stock 208		$ 0.001
Capital Stock 209		1.50
Capital Stock 210		60,000
Capital Stock 211		120,000
Capital Stock 212		$ 0.50
Capital Stock 213		$ 1.00
Capital Stock 1	25,000,000
Capital Stock 2	150,000,000
Capital Stock 3	222,222
Capital Stock 4	$ 3.60
Capital Stock 5	800,000
Capital Stock 6	333,000
Capital Stock 7	92,500
Capital Stock 8	$ 3.60
Capital Stock 9	150,000
Capital Stock 10	$ 3.50
Capital Stock 11	525,000
Capital Stock 12	$ 5.00
Capital Stock 13	10,000
Capital Stock 14	$ 4.50
Capital Stock 15	45,000
Capital Stock 16	50,000
Capital Stock 17	$ 3.86
Capital Stock 18	193,000
Capital Stock 19	65,000
Capital Stock 20	65,000
Capital Stock 21	$ 5.24
Capital Stock 22	340,600
Capital Stock 23	25,000
Capital Stock 24	$ 5.07
Capital Stock 25	126,750
Capital Stock 26	142,698
Capital Stock 27	$ 4.25
Capital Stock 28	606,467
Capital Stock 29	$ 5.00
Capital Stock 30	25,000
Capital Stock 31	$ 2.63
Capital Stock 32	65,750
Capital Stock 33	25,000
Capital Stock 34	$ 2.50
Capital Stock 35	62,500
Capital Stock 36	89,148
Capital Stock 37	$ 2.25
Capital Stock 38	200,583
Capital Stock 39	$ 4.00
Capital Stock 40	10,800
Capital Stock 41	$ 2.25
Capital Stock 42	24,300
Capital Stock 43	$ 4.00
Capital Stock 44	2,500
Capital Stock 45	$ 2.00
Capital Stock 46	5,000
Capital Stock 47	75,000
Capital Stock 48	36,000
Capital Stock 49	$ 2.25
Capital Stock 50	81,000
Capital Stock 51	$ 4.00
Capital Stock 52	8,100
Capital Stock 53	29,227
Capital Stock 54	$ 2.25
Capital Stock 55	495,556
Capital Stock 56	$ 2.25
Capital Stock 57	1,115,000
Capital Stock 58	$ 2.25
Capital Stock 59	22,222
Capital Stock 60	$ 2.51
Capital Stock 61	500,000
Capital Stock 62	128,888
Capital Stock 63	$ 2.25
Capital Stock 64	289,998
Capital Stock 65	40,000
Capital Stock 66	$ 4.00
Capital Stock 67	88,888
Capital Stock 68	$ 2.25
Capital Stock 69	19,000
Capital Stock 70	266,666
Capital Stock 71	$ 2.25
Capital Stock 72	600,000
Capital Stock 73	$ 2.25
Capital Stock 74	300,000
Capital Stock 75	49,505
Capital Stock 76	$ 2.02
Capital Stock 77	92,499
Capital Stock 78	$ 2.60
Capital Stock 79	240,498
Capital Stock 80	$ 3.50
Capital Stock 81	9,825
Capital Stock 82	$ 2.85
Capital Stock 83	941,000
Capital Stock 84	$ 2.50
Capital Stock 85	2,352,500
Capital Stock 86	$ 3.50
Capital Stock 87	400,000
Capital Stock 88	1,000,000
Capital Stock 89	3.50
Capital Stock 90	1,444,000
Capital Stock 91	444,000
Capital Stock 92	3.50
Capital Stock 93	3.15
Capital Stock 94	68.45%
Capital Stock 95	1.5
Capital Stock 96	0.00%
Capital Stock 97	163,000
Capital Stock 98	$ 2.75
Capital Stock 99	448,250
Capital Stock 100	$ 3.75
Capital Stock 101	9,000
Capital Stock 102	$ 2.75
Capital Stock 103	$ 3.75
Capital Stock 104	510,638
Capital Stock 105	$ 2.35
Capital Stock 106	82,310
Capital Stock 107	$ 2.25
Capital Stock 108	$ 3.50
Capital Stock 109	245,748
Capital Stock 110	$ 2.25
Capital Stock 111	$ 3.00
Capital Stock 112	393,846
Capital Stock 113	$ 2.75
Capital Stock 114	1,083,075
Capital Stock 115	$ 4.50
Capital Stock 116	65,363
Capital Stock 117	3,636
Capital Stock 118	$ 2.75
Capital Stock 119	$ 4.50
Capital Stock 120	853,075
Capital Stock 121	2.50
Capital Stock 122	504,160
Capital Stock 123	$ 3.00
Capital Stock 124	3.00
Capital Stock 125	4.12
Capital Stock 126	78.33%
Capital Stock 127	2
Capital Stock 128	0.00%
Capital Stock 129	0.52%
Capital Stock 130	145,063
Capital Stock 131	$ 4.12
Capital Stock 132	398,922
Capital Stock 133	26,032
Capital Stock 134	198,738
Capital Stock 135	181,818
Capital Stock 136	$ 4.12
Capital Stock 137	500,000
Capital Stock 138	249,090
Capital Stock 139	29,851
Capital Stock 140	$ 3.35
Capital Stock 141	100,000
Capital Stock 142	$ 4.50
Capital Stock 143	2,985
Capital Stock 144	$ 3.35
Capital Stock 145	$ 4.50
Capital Stock 146	61,014
Capital Stock 147	$ 3.75
Capital Stock 148	228,800
Capital Stock 149	$ 5.25
Capital Stock 150	33,334
Capital Stock 151	$ 3.00
Capital Stock 152	100,000
Capital Stock 153	$ 4.00
Capital Stock 154	700,000
Capital Stock 155	$ 2.25
Capital Stock 156	1,575,000
Capital Stock 157	650,000
Capital Stock 158	975,000
Capital Stock 159	$ 2.00
Capital Stock 160	84,963
Capital Stock 161	975,000
Capital Stock 162	84,963
Capital Stock 163	2.00
Capital Stock 164	1.50
Capital Stock 165	69.00%
Capital Stock 166	1
Capital Stock 167	0.00%
Capital Stock 168	0.10%
Capital Stock 169	615,600
Capital Stock 170	$ 1.25
Capital Stock 171	769,500
Capital Stock 172	$ 2.00
Capital Stock 173	77,000
Capital Stock 174	8,000
Capital Stock 175	$ 2.00
Capital Stock 176	15,896
Capital Stock 177	15,896
Capital Stock 178	2.00
Capital Stock 179	1.74
Capital Stock 180	84.88%
Capital Stock 181	1
Capital Stock 182	0.15%
Capital Stock 183	0.00%
Capital Stock 184	270,000
Capital Stock 185	$ 1.25
Capital Stock 186	337,500
Capital Stock 187	$ 2.00
Capital Stock 188	33,750
Capital Stock 189	25,150
Capital Stock 190	2,700,513
Capital Stock 191	1,297,889
Capital Stock 192	52,367
Capital Stock 193	$ 0.75
Capital Stock 194	75,000
Capital Stock 195	4,208,910
Capital Stock 196	549,000
Capital Stock 197	26,058
Capital Stock 198	1,108,506
Capital Stock 199	$ 0.75
Capital Stock 200	2,196,133
Capital Stock 201	$ 0.40
Capital Stock 202	878,453
Capital Stock 203	$ 0.75
Capital Stock 204	89,680
Capital Stock 205	43,923
Capital Stock 206	$ 0.75
Capital Stock 207	16,494
Capital Stock 208	6,448,966
Capital Stock 209	$ 0.001
Capital Stock 210	1.50
Capital Stock 211	120,000
Capital Stock 212	$ 0.50
Capital Stock 213	60,000
Capital Stock 214	$ 1.00
Capital Stock 215	500,000
Capital Stock 216	$ 0.30
Capital Stock 217	150,000
Capital Stock 218	$ 0.75
Capital Stock 219	$ 30,000
Capital Stock 220	100,000
Capital Stock 221	$ 0.30
Capital Stock 222	$ 0.75